Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other receivables
Trade and other receivables	R 35,180	R 31,272
Other receivables (non-financial assets)	89	259
Duties recoverable from customers	92	214
Prepaid expenses and other	1,995	1,553
Value added tax	2,730	3,235
Total trade and other current receivables	40,086	36,533
Receivables for proceeds on disposal of Uzbekistan GTL	1,400
Cost
Trade and other receivables
Trade receivables	30,370	28,313
Other receivables (financial assets)	5,333	3,480
Related party receivables	378	349
third parties	53	29
equity accounted investments	325	320
Impairment
Trade and other receivables
Trade and other receivables	R (901)	R (870)